SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

The majority operation of the Company and its subsidiaries are generated in U.S. dollars ("dollar") or linked to the dollar. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance with Accounting Standards Codification No. 830, "Foreign Currency Matters" ("ASC No. 830"). All transactions gains and losses from the remeasurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses as appropriate. Financial gains and (losses) related to exchange rate differences in connection with revaluation of assets and liabilities in non-dollar denominated currencies for the years ended December 31, 2023, 2022, and 2021 amounted to $ 378, $ 442 and $ (454), respectively.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions have been eliminated upon consolidation.

Cash and cash equivalents
d.	Cash and cash equivalents:

The Company considers all unrestricted highly liquid investments which are readily convertible into cash, with a maturity of three months or less at the date of acquisition, to be cash equivalents.

Restricted deposits
e.	Restricted deposits:

Restricted deposits consists of depoisits used as security for the company’s transactions with customers, hedging transactions and lease agreements. As of December 31, 2023 and 2022, restricted deposits were mainly denominated in U.S. dollars, amounted to $ 1,886 and $1,050, respectively, and bore a weighted average interest rate of 4.77% and 5.55%, respectively.

Short-term bank deposits
f.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months but less than one year at the balance sheet date. The deposits are in dollars and bear interest at an annual weighted average rate of 6.58% and 4.05% on December 31, 2023 and 2022, respectively.

Trade Receivable and Allowances
g.	Trade Receivable and Allowances:

Trade receivables are recorded and carried at the original invoiced amount which was recognized as revenues less an allowance for any potential uncollectible amounts. The Company makes estimates of expected credit losses for the allowance for credit losses and allowance for unbilled receivables based upon its assessment of various factors, including historical experience, the age of the trade receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The estimated credit loss allowance is recorded as general and administrative expenses on the Company’s consolidated statements of income (loss).

The following table displays a rollforward of the total allowance for credit losses for the years ended December 31, 2023, 2022, and 2021.

	2023	2022	2021

Total allowance for credit losses – January 1	2,908	2,398	2,309
Current-period provision for expected credit losses	22,563	823	293
Write-offs	(145)	(64)	(9)
Recoveries collected	(73)	(249)	(195)

Total allowance for credit losses – December 31	25,253	2,908	2,398

During 2023, the Company recognized $ 22,563 increase in the credit losses provision. This increase was primarily due to management’s estimation regarding the deterioration in the economic conditions of four customers, mainly in Africa, during 2023 and their ability to repay their outstanding debt.

Marketable securities
h.	Marketable securities:

Marketable securities consist mainly of government bonds. The Company determines the appropriate classification of marketable securities at the time of purchase and re-evaluates such designation at each balance sheet date. In accordance with FASB ASC No. 320 “Investments- Debt and Equity Securities,” the Company classifies marketable securities as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses reported in accumulated other comprehensive income (loss), a separate component of shareholders’ equity, net of taxes. Realized gains and losses on sales of marketable securities, as determined on a specific identification basis, are included in financial income, net. The amortized cost of marketable securities is adjusted for amortization of premium and accretion of discount to maturity, both of which, together with interest, are included in financial income, net. The Company has classified all marketable securities as short-term, even though the stated maturity date may be one year or more beyond the current balance sheet date, because it is probable that the Company will sell these securities prior to maturity to meet liquidity needs or as part of risk versus reward objectives.

Available-for-sale debt securities with an amortized cost basis in excess of estimated fair value are assessed to determine what amount of that difference, if any, is caused by expected credit losses.

The Company periodically evaluates its available-for-sale debt securities for impairment. If the amortized cost of an individual security exceeds its fair value, the Company considers its intent to sell the security or whether it is more likely than not that it will be required to sell the security before recovery of its amortized basis. If either of these criteria are met, the Company writes down the security to its fair value and records the impairment charge in interest and other income, net in the Consolidated Statements of Operations. If neither of these criteria are met, the Company determines whether credit loss exists.

Expected credit losses on available-for-sale debt securities are recognized in interest and other income (expense), net, on the Company’s consolidated statements of income (loss), and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive income (loss) in Shareholder's equity. As of December 31, 2023 and 2022, no credit loss impairment was recorded regarding the available for sale marketable securities.

Inventories
i.	Inventories:

Inventories are stated at the lower of cost or net realizable value. Inventory write-offs are provided to cover risks arising primarily from end of life products and from slow-moving items, technological obsolescence, and excess inventory. Inventory net write-offs during the years ended December 31, 2023, 2022 and 2021 amounted to $ 1,558, $ 905 and $ 4,593, respectively, and were recorded in cost of revenues.

Provision for slow moving inventory as of December 31, 2023 and 2022 amounted to $ 8,895 and $ 8,862, respectively.

Inventory cost is determined using the weighted average cost method.

Property and equipment, net
j.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Lab equipment	16 - 25
Computers and peripheral equipment	33
Office furniture	6
SECaaS equipment *	16
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

* SECaaS equipment – the equipment used for SECaaS revenues

Goodwill
k.	Goodwill:

Goodwill represents the excess of the purchase price over the fair value of net assets of purchased businesses. Under Accounting Standards Codification No. 350, "Intangibles-Goodwill and Other" ("ASC No. 350"), goodwill is not amortized, but rather subject to an annual impairment test, or more often if there are indicators of impairment present. In accordance with ASC No. 350 the Company performs an annual impairment test at December 31 each year.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If the Company elects not to use this option, or if the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then the Company prepares a quantitative analysis to determine whether the carrying value of reporting unit exceeds its estimated fair value. If the carrying value of a reporting unit exceeds its estimated fair value, the Company recognizes an impairment of goodwill for the amount of this excess.

The Company operates in one operating segment, and this segment comprises its only reporting unit. The Company has performed an annual impairment analysis as of December 31, 2023 and determined that the carrying value of the reporting unit was lower than the fair value of the reporting unit. Fair value is determined using market value. During the years 2023, 2022 and 2021, no impairment losses were recorded.

Impairment of long-lived assets, Right-of-use assets, and intangible assets subject to amortization
l.	Impairment of long-lived assets, Right-of-use assets, and intangible assets subject to amortization:

Property and equipment, Right-of-use assets, and intangible assets subject to amortization are reviewed for impairment in accordance with ASC No. 360, "Accounting for the Impairment or Disposal of Long-Lived Assets," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Intangible assets acquired in a business combination are recorded at fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives.

Some of the acquired intangible assets are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer relationships as compared to the straight-line method. All other intangible assets are amortized over their estimated useful lives on a straight-line basis.

The Company has performed an annual impairment analysis as of December 31, 2023 and determined that there were circumstances indicating the asset’s carrying value may not be recoverable. During the year 2023, impairment losses were recorded in the amount of $ 1,614. During the years 2022 and 2021, no impairment losses were recorded.

Revenue recognition
m.	Revenue recognition:

The Company generates revenues mainly from selling its products along with related maintenance and support services. At times, these arrangements may also include professional services, such as installation services or training. Some of the Company’s product sales are through resellers, distributors, OEMs and system integrators, all of whom are considered end-users. The Company also generates revenues from services, in which the Company provides network filtering and security services to its customers.

The Company recognizes revenue under the core principle that transfer of control to the Company’s customers should be depicted in an amount reflecting the consideration the Company expects to receive. As such, the Company identifies a contract with a customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when (or as) the Company satisfies a performance obligation.

Some of the Company's contracts usually include combinations of products and services, that are capable of being distinct and accounted for as separate performance obligations. The products are distinct as the customer can derive the economic benefit of it without any professional services, updates or technical support. The Company allocates the transaction price to each performance obligation based on its relative standalone selling price out of the total consideration of the contract. For support, the Company determines the standalone selling prices based on the price at which the Company separately sells a renewal support contract on a stand-alone basis. For professional services, the Company determines the standalone selling prices based on the price at which the Company separately sells those services on a stand-alone basis. If the standalone selling price is not observable, the Company estimates the standalone selling price by taking into account available information such as geographic or regional specific factors, internal costs, profit objectives, and internally approved pricing guidelines related to the performance obligation.

Product revenue is recognized at a point in time when the performance obligation is being satisfied. Maintenance and support related revenues are deferred and recognized on a straight-line basis over the term of the applicable maintenance and support agreement. Professional services are usually recognized at a point in time when the performance obligation is being satisfied.

The Company elected the practical expedient to not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customer and the transfer of the promised goods or services to the customer will be one year or less.

In certain contracts, the Company provides the customer with financing for a period exceeding the regular credit terms for customers. In such circumstances, the Company recognizes revenue based on the amount that reflects the price that would have been paid by the customer in cash on the date of receipt of the goods or services, and the balance is recognized in finance income.

The Company also enters service contracts, in which the Company provides security as a service (SECaaS) solution to operators, which the Company considers as its customers. The Company's security as a service solution is offered to operators on a Revenue Share business model, where both the Company and the operator share the revenue generated from the operator's subscribers or a monthly fee per user. Most of the Company's security as a service contracts contain a single performance obligation comprised of series of distinct goods and services satisfied over time. The contracts consideration is based on usage by the operator's subscribers. As such, the Company allocates the variable consideration in those contracts to distinct service periods in which the service is provided and recognizes revenue for each distinct service period.

Deferred revenue includes amounts received from customers for which revenue has not yet been recognized. Deferred revenues are classified as short and long-term based on their contractual term and recognized as (or when) the Company performs under the contract.

The portion of the transaction price allocated to remaining performance obligations represents contracts that have not yet been recognized that include deferred revenue and amounts not yet received that will be recognized as revenue in future periods. As of December 31, 2023, the aggregate amount of the transaction price allocated to remaining performance obligations that the Company expects to recognize is $ 59 million of which approximately $ 39 million is estimated to be recognized before December 31, 2024 and approximately $ 20 million is estimated to be recognized after December 31, 2024.

The Company pays sales commissions to sales and marketing personnel based on their certain predetermined sales goals. The company evaluates its commission and capitalize only incremental commissions costs which are considered recoverable costs of obtaining a contract with a customer. These capitalized sales commissions costs are amortized over a period of benefit which is typically over the term of the customer contracts as initial commission rates are commensurate with the renewal commission rates. Amortization expenses related to these costs are included in sales and marketing expenses in the consolidated statements of operations. For the year ended December 31, 2023 and December 31, 2022 , the deferred commission was $1,572 and $1,863 accordingly. The amortization of deferred commission for 2023, 2022 and 2021 were $1,239, $1,296 and $1,394. The Company uses the practical expedient and does not assess the existence of a significant financing component when the difference between payment and revenue recognition is a year or less.

The Company estimated variable consideration related to product returns based on its experience with historical product returns and other known factors. Such provisions amounted to $90 and $90 as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, this provision was recorded as part of other payables and accrued expenses.

The Company recognizes term-based license agreements at the point in time when control transfers and the associated maintenance revenues over the contract period.

Cost of revenues
n.	Cost of revenues:

Cost of revenues consists primarily of costs of materials and the cost of maintenance and services, resulting from costs associated with support, customer success and professional services.

Research and development costs
o.	Research and development costs:

Accounting Standards Codification No. 985-20, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon the completion of a working model. The Company does not incur material costs between the completion of a working model and the point at which the products are ready for general release. Therefore, research and development costs are charged to the consolidated statement of comprehensive loss as incurred.

Severance pay
p.	Severance pay:

The liability in Israel for substantially all of the Company`s employees in respect of severance pay liability is calculated in accordance with Section 14 of the Severance Pay Law -1963 (herein- "Section 14"). Section 14 states that Company's contributions for severance pay shall be in line of severance compensation and upon release of the policy to the employee, no additional obligations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee.

Furthermore, the related obligation and amounts deposited on behalf of such obligation under Section 14, are not stated on the balance sheet, because pursuant to the current ruling, they are legally released from the obligation to employees once the deposits have been paid.

There are a limited number of employees in Israel, for whom the Company is liable for severance pay. The Company's liability for severance pay for its Israeli employees was calculated pursuant to Section 14, based on the most recent monthly salary of its Israeli employees multiplied by the number of years of employment as of the balance sheet date for such employees.

The Company's liability was partly provided by monthly deposits with severance pay funds and insurance policies and the remainder by an accrual.

Severance expense for the years ended December 31, 2023, 2022 and 2021, amounted to $ 6,057, $ 3,516 and $ 2,456, respectively. During 2023, the Company implemented a cost reduction plan which included separation of employees which derived the 2023 severance exepenses.

Accounting for share-based compensation
q.	Accounting for share-based compensation:

The Company accounts for share-based compensation in accordance with Accounting Standards Codification No. 718, "Compensation - Stock Compensation" ("ASC No. 718") that requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of comprehensive loss. For graded vesting with only service condition the Company recognizes compensation expenses for the value of its awards based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures.

A modification to the terms of an award should be treated as an exchange of the original award for a new award with total compensation cost equal to the grant-date fair value of the original award plus the incremental value measured at the same date. Under ASC 718, the calculation of the incremental value is based on the excess of the fair value of the new (modified) award based on current circumstances over the fair value of the original award measured immediately before its terms are modified based on current circumstances.

The Company estimated the forfeiture rate based on historical forfeitures of equity awards and adjusted the rate to reflect changes in facts and circumstances if any.

The following table sets forth the total share-based compensation expense resulting from share options, restricted share units and Phantoms granted to employees included in the consolidated statements of comprehensive loss, for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
	2023	2022	2021

Cost of revenues	$1,219	$1,133	$581
Research and development	3,010	3,168	2,499
Sales and marketing	2,651	2,943	3,212
General and administrative	1,965	1,921	1,708

Total share-based compensation expense	$8,845	$9,165	$8,000

During 2023, 2022 and 2021 no options were granted by the Company.

The computations of expected volatility and suboptimal exercise multiple is based on the average of the Company's realized historical share price. The computation of the suboptimal exercise multiple and the forfeiture rates are based on the grantee's expected exercise prior and post vesting termination behavior. The interest rate for a period within the contractual life of the award is based on the U.S. Treasury Bills yield curve in effect at the time of grant.

The Company currently has no plans to distribute dividends and intends to retain future earnings to finance the development of its business.

The expected life of the share options represents the weighted-average period the share options are expected to remain outstanding and is a derived output of the binomial model. The expected life of the share options is impacted by all of the underlying assumptions used in the Company's model.

The option pricing model of the of restricted share units ("RSUs") is based on the closing market value of the underlying shares at the date of grant.

The expected annual pre-vesting forfeiture rate affects the number of vested RSUs. Based on the Company's historical experience, the pre-vesting is in the range of 0%-30% in the years 2023, 2022 and 2021.

Treasury share
r.	Treasury share:

In the past, the Company repurchased its Ordinary shares on the open market and holds such shares as treasury share. The Company presents the cost to repurchase treasury share as a reduction of shareholders' equity.

Concentration of credit risks
s.	Concentration of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, marketable securities, short-term bank deposits, trade receivables and derivative instruments.

The majority of cash and cash equivalents and short-term deposits of the Company are invested in dollar deposits in major U.S. and Israeli banks. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, the cash and cash equivalents and short-term bank deposits may be redeemed upon demand, and therefore, bear minimal risk.

Marketable securities include investments in Dollar linked corporate and government bonds. Marketable securities consist of highly liquid debt instruments with high credit standing. The Company’s investment policy, approved by the Board of Directors, limits the amount the Group may invest in any one type of investment or issuer, thereby reducing credit risk concentrations. Management believes that the portfolio is well diversified and, accordingly, minimal credit risk exists with respect to these marketable debt securities.

The Company's trade receivables are derived from sales to customers located in EMEA, as well as in APAC, Latin America and the United States. Concentration of credit risk with respect to trade receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures. The Company performs ongoing credit evaluations of its customers and establishes an allowance for credit losses on a specific basis. Allowance for credit losses amounted to $ 25,253 and $ 2,908 as of December 31, 2023 and 2022, respectively. See note 2g above.

As of 31.12.2023 we have past due of $2 million.

The Company utilizes foreign currency forward contracts to protect against risk of overall changes in exchange rates for some of its currencies exposure. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. Counterparties to the Company’s derivative instruments are all major financial institutions and its exposure is limited to the amount of any asset resulting from the forward contracts.

Government grants
t.	Government grants:

Grants from the Israel Innovation Authority (IIA):

Participation grants from the Israel Innovation Authority (Previously known as the Office of the Chief Scientist) for research and development activity are recognized at the time the Company is entitled to such grants on the basis of the costs incurred and included as a deduction of research and development costs. Research and development non royalty bearing grants recognized amounted to $ 552, $ 539 and $ (42) in 2023, 2022 and 2021, respectively.

Grants from the Spain Tax Authorities:

Participation grants from the Spain Tax Authorities for research and development activity are recognized at the time the Company is entitled to such grants on the basis of the costs incurred and included as a deduction of research and development costs. Research and development non royalty bearing grants recognized amounted to $ 2,577 and $ 286 in 2023 ,2022 respectively.

Income taxes

u.	Income taxes:

The Company accounts for income taxes in accordance with Accounting Standards Codification No. 740, "Income Taxes" ("ASC No. 740"). ASC No. 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax assets will not be realized. The deferred tax assets and liabilities are classified to non-current assets and liabilities, respectively.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company classifies interest related to unrecognized tax benefits in taxes on income.

Basic and diluted net income (loss) per share

v.	Basic and diluted net income (loss) per share:

Basic net income (loss) per share is computed based on the weighted average number of Ordinary Shares outstanding during each year. Diluted net income (loss) per share is computed based on the weighted average number of Ordinary Shares outstanding during each year, plus dilutive potential Ordinary Shares considered outstanding during the year, in accordance with FASB ASC 260 "Earnings Per Share".

For the years ended December 31, 2023, 2022 and 2021, all outstanding options and RSUs have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive. The amount of those options and RSU’s was: 2,665,194, 2,735,125, 2,613,894 respectively.

Comprehensive loss
w.	Comprehensive loss:

The Company accounts for comprehensive loss in accordance with Accounting Standards Codification No. 220, "Comprehensive Income" ("ASC No. 220"). This statement establishes standards for the reporting and display of comprehensive loss and its components in a full set of general purpose financial statements. Comprehensive loss represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to shareholders. The Company determined that its items of other comprehensive loss relate to unrealized gains and losses on hedging derivative instruments and unrealized gains and losses on available-for-sale marketable securities.

The following table shows the components and the effects on net loss of amounts reclassified from accumulated other comprehensive loss as of December 31, 2023:

	Year ended December 31, 2023
	Unrealized gain (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Total

Balance as of December 31, 2022	$(40)	$(1,214)	$(1,254)
Changes in other comprehensive loss before reclassifications	41	(960)	(919)
Amounts reclassified from accumulated other comprehensive loss to:
Cost of revenues	-	475	475
Research and development	-	1,198	1,198
Sales and marketing	-	542	542
General and administrative	-	441	441

Net current-period other comprehensive loss	41	1,696	1,737

Balance as of December 31, 2023	$1	$482	$483

There was no income tax expense or benefit allocated to other comprehensive income, including reclassification adjustments for the year ended December 31, 2023.

Fair value of financial instruments
x.	Fair value of financial instruments:

The carrying amounts of short-term bank deposits, trade receivables, other receivables, trade payables and other payables approximate their fair value due to the short-term maturities of such instruments.

The Company measures its cash and cash equivalents, marketable securities, derivative instruments and earn-out considerations at fair value. Fair value is an exit price, representing the amount that would be received if the Company were to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The Company uses a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -
Include other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data; and

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The Company categorized each of its fair value measurements in one of those three levels of hierarchy. The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company measures its marketable securities and foreign currency derivative contracts at fair value. Marketable securities and foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The Company's earn-out considerations were classified within Level 3. This year, the valuation methodology used by the Company to calculate the fair value consideration is the discounted cash flow using purchase method by taking into account, forecast future revenues. According to the management there are no estimation for future revenues and therefore the earn-out fair value measurement is nil. As of December 31, 2022 the fair value of the earn-out was $ 656.

Derivatives and hedging

y.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on Accounting Standards Codification No. 815, "Derivatives and Hedging" ("ASC No. 815").

The Company accounts for its derivative instruments as either assets or liabilities and carries them at fair value. Derivative instruments that are not designated and qualified as hedging instruments must be adjusted to fair value through earnings. For highly effective derivative instruments that hedge the exposure to variability in expected future cash flows that are designated as cash flow hedges. Gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) in shareholders' equity and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings.

Business combinations
z.	Business combinations:

The Company accounts for business combinations in accordance with ASC No. 805. ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over the purchase price is recorded as goodwill and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and acquired income tax positions are to be recognized in earnings.

Lease
aa.	Lease:

The Company determines if an arrangement is a lease and the classification of that lease at inception based on: (1) whether the contract involves the use of an identified asset, (2) whether the Company obtains the right to substantially all the economic benefits from the use of the asset throughout lease period, and (3) whether the Company has a right to direct the use of the asset. The Company elected to not recognize a lease liability and a right-of-use (“ROU”) asset for leases with a term of twelve months or less. The Company also elected the practical expedient to not separate lease and non-lease components for its leases.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make minimum lease payments arising from the lease. ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured at lease commencement date based on the discounted present value of minimum lease payments over the lease term. The implicit rate within the company's operating leases is generally not determinable, therefore the Company uses it’s Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. Certain leases include options to extend or terminate the lease.

An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option.

Payments under our lease arrangements are primarily fixed, however, certain lease agreements include rental payments that are adjusted periodically for the consumer price index ("CPI"). The ROU and lease liability were calculated using the CPI as of the commencement date and will not be subsequently adjusted, unless the liability is reassessed for other reasons. Other variable lease payments are primarily comprised of payments affected by common area maintenance and utility charges.

Warranty costs
ab.	Warranty costs:

The Company generally provides three months software and a one-year hardware assurance for its products. A provision is recorded for estimated warranty costs at the time revenues are recognized based on the Company's experience. Warranty expenses for the years ended December 31, 2023, 2022 and 2021 were immaterial.

Recently Adopted Accounting Pronouncements

ac.	Recently Adopted Accounting Pronouncements:

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this update improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. Specifically, the new guidance requires disclosure, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating decision maker, and an amount for other segment items by reportable segment, with a description of its composition. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, and provide new segment disclosure requirements for entities with a single reportable segment. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of the amendments to its consolidated financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments in this update require entities to disclose specific categories in the effective tax rate reconciliation and provide additional information for reconciling items where the effect of those reconciling items is equal to or greater than 5% of the amount computed by multiplying pretax income/loss by the applicable statutory income tax rate. In addition, entities are required to disclose the year-to-date amount of income taxes paid (net of refunds received) disaggregated by jurisdictions. This ASU is effective for annual periods beginning after December 15, 2024 with early adoption permitted. The Company is currently evaluating the impact of these amendments on its consolidated financial statements and related disclosures.